Federated Investors
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--98.4%
		Basic Materials--3.3%
359,700		Du Pont (E.I.) de Nemours & Co.	$16,254,843
417,900		International Paper Co.	16,373,322
384,800		PPG Industries, Inc.	20,452,120

		TOTAL	53,080,285

		Capital Goods--8.6%
336,400		Ingersoll-Rand Co.	15,810,800
256,700		Johnson Controls, Inc.	18,585,080
422,510		Koninklijke (Royal) Philips Electronics NV, ADR	13,013,308
196,600		Northrop Grumman Corp.	17,743,150
414,300		Parker-Hannifin Corp.	19,314,666
252,000		Textron, Inc.	13,361,040
501,644		Tyco International Ltd.	26,772,740
681,800		Waste Management, Inc.	16,642,738

		TOTAL	141,243,522

		Communication Services--4.3%
620,450		AT&T Corp.	13,823,626
787,900		Sprint Corp. (Fon Group)	16,845,302
567,956		Verizon Communications	31,277,337
459,000	[1]	Worldcom, Inc.	8,376,750

		TOTAL	70,323,015

		Consumer Cyclicals--9.2%
367,900		Block (H&R), Inc.	20,234,500
1,300,100	[1]	Cendant Corp.	23,063,774
952,900		Cooper Tire & Rubber Co.	11,472,916
428,700	[1]	Federated Department Stores, Inc.	18,425,526
637,864		Ford Motor Co.	18,804,230
910,100		Galileo International, Inc.	22,224,642
189,229		General Motors Corp.	10,371,641
412,100		TRW, Inc.	15,849,366
204,200		Wal-Mart Stores, Inc.	10,565,308

		TOTAL	151,011,903

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--10.6%
798,800	[1]	Charter Communications, Inc.	$17,102,308
342,600		General Mills, Inc.	13,501,866
199,275		General Motors Corp., Class H	4,234,594
392,700		Kimberly-Clark Corp.	23,326,380
573,200		McKesson HBOC, Inc.	17,677,488
674,400		News Corp. Ltd., ADR	21,924,744
551,300		Philip Morris Cos., Inc.	27,625,643
804,500		Sara Lee Corp.	16,017,595
690,300		UST, Inc.	20,778,030
216,300	[1]	Viacom, Inc., Class A	11,355,750

		TOTAL	173,544,398

		Energy--11.7%
471,800		Ashland, Inc.	20,315,708
446,900		BP Amoco PLC, ADR	24,168,352
195,800		Chevron Corp.	18,906,448
606,400		ENSCO International, Inc.	23,588,960
282,100		ExxonMobil Corp.	24,994,060
264,000		Kerr-McGee Corp.	18,915,600
252,700		Texaco, Inc.	18,265,156
505,700		Tosco Corp.	23,287,485
608,700		USX - Marathon Group, Inc.	19,454,052

		TOTAL	191,895,821

		Financials--22.3%
241,975		ABB AB, ADR	17,435,073
324,600		Allmerica Financial Corp.	16,392,300
577,800		Allstate Corp.	24,123,150
413,200		Bank of America Corp.	23,139,200
352,906		Bear Stearns Cos., Inc.	17,751,172
182,400		CIGNA Corp.	19,462,080
686,300		CIT Group, Inc., Class A	25,187,210
73,800		Citigroup, Inc.	3,627,270
1,159,800		Conseco, Inc.	22,070,994
444,100		First Union Corp.	13,309,677
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
334,260		J.P. Morgan Chase & Co.	$16,037,795
414,800		Lincoln National Corp.	19,147,168
483,200		Loews Corp.	32,572,512
410,400		MBIA, Inc.	19,637,640
180,750		Marsh & McLennan Cos., Inc.	17,431,530
415,600		Morgan Stanley, Dean Witter & Co.	26,095,524
409,300		PNC Financial Services Group	26,633,151
497,630		Washington Mutual, Inc.	24,846,666

		TOTAL	364,900,112

		Health Care--9.2%
488,000		Abbott Laboratories	22,633,440
291,500		Baxter International, Inc.	26,570,225
474,000		Bristol-Myers Squibb Co.	26,544,000
1,639,800	[1]	HEALTHSOUTH Corp.	23,039,190
191,100		Merck & Co., Inc.	14,517,867
272,922		Pharmacia Corp.	14,262,904
357,400		UnitedHealth Group, Inc.	23,402,552

		TOTAL	150,970,178

		Technology--12.9%
986,100		Compaq Computer Corp.	17,256,750
193,800	[1]	Computer Sciences Corp.	6,905,094
243,500		Electronic Data Systems Corp.	15,705,750
523,600		First Data Corp.	35,311,584
240,200		International Business Machines Corp.	27,656,628
321,300	[1]	Lexmark International Group, Class A	19,737,459
1,288,400		Lucent Technologies, Inc.	12,896,884
916,100		Motorola, Inc.	14,245,355
1,586,000	[1]	Novell, Inc.	7,581,080
371,000	[1]	Novellus Systems, Inc.	20,460,650
1,409,660	[1]	Storage Technology Corp.	18,029,551
325,000	[1]	Sun Microsystems, Inc.	5,564,000
157,078	[1]	Veritas Software Corp.	9,363,420

		TOTAL	210,714,205

Shares			Value
		COMMON STOCKS--continued
		Transportation--1.2%
334,200		Union Pacific Corp.	$19,012,638

		Utilities--5.1%
772,100		Edison International	7,605,185
601,500		Entergy Corp.	24,360,750
197,800		FPL Group, Inc.	11,848,220
426,000		Public Service Enterprises Group, Inc.	19,783,440
408,500		Reliant Energy, Inc.	20,241,175

		TOTAL	83,838,770

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,281,973,402)	1,610,534,847

		Mutual Funds--1.5%
24,338,789		Prime Value Obligations Fund, Class IS (at net asset value)	24,338,789

		TOTAL INVESTMENTS (IDENTIFIED COST $1,306,312,191)[2]	$1,634,873,636

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,306,312,191. The net unrealized appreciation of investments on a federal tax basis amounts to $328,561,445 which is comprised of $474,887,904 appreciation and $146,326,459 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($1,636,273,172) at April 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MBIA	--Municipal Bond Investors Assurance
PLC	--Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,306,312,191)		$1,634,873,636
Income receivable		1,399,087
Receivable for shares sold		418,134

TOTAL ASSETS		1,636,690,857

Liabilities:
Payable for investments purchased	$8,874
Payable for shares redeemed	28,183
Payable to Bank	90,760
Accrued expenses	289,868

TOTAL LIABILITIES		417,685

Net assets for 46,674,121 shares outstanding		$1,636,273,172

Net Assets Consist of:
Paid in capital		$1,296,295,443
Net unrealized appreciation of investments		328,561,445
Accumulated net realized gain on investments		10,956,929
Undistributed net investment income		459,355

TOTAL NET ASSETS		$1,636,273,172

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,636,273,172 ÷ 46,674,121 shares outstanding		$35.06

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $107,647)			$13,176,224
Interest			1,122,494

TOTAL INCOME			14,298,718

Expenses:
Investment adviser fee		$5,071,472
Administrative personnel and services fee		568,984
Custodian fees		42,097
Transfer and dividend disbursing agent fees and expenses		198,440
Directors'/Trustees' fees		10,411
Auditing fees		6,162
Legal fees		3,896
Portfolio accounting fees		77,846
Shareholder services fee		1,889,059
Share registration costs		26,205
Printing and postage		17,833
Insurance premiums		1,981
Miscellaneous		6,633

TOTAL EXPENSES		7,921,019

Reimbursements, Waivers and Expense Reductions:
Waiver of shareholder services fee	$(434,752)
Reimbursement of investment adviser fee	(1,863)
Fees paid indirectly from broker arrangements	(5,104)

TOTAL REIMBURSEMENTS, WAIVERS AND EXPENSE REDUCTIONS		(441,719)

Net expenses			7,479,300

Net investment income			6,819,418

Realized and Unrealized Gain on Investments:
Net realized gain on investments			10,908,167
Net change in unrealized appreciation of investments			34,912,225

Net realized and unrealized gain on investments			45,820,392

Change in net assets resulting from operations			$52,639,810

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,819,418	$16,311,010
Net realized gain on investments	10,908,167	110,745,708
Net change in unrealized appreciation of investments	34,912,225	(52,963,277)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,639,810	74,093,441

Distributions to Shareholders:
Distributions from net investment income	(8,290,194)	(16,237,570)
Distributions from net realized gain on investments	(110,695,780)	(111,600,043)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(118,985,974)	(127,837,613)

Share Transactions:
Proceeds from sale of shares	547,491,793	832,506,520
Proceeds from shares issued in connection with the tax-free acquisition of assets from WCT Equity Fund	--	22,751,387
Net asset value of shares issued to shareholders in payment of distributions declared	93,055,920	94,109,835
Cost of shares redeemed	(394,149,652)	(1,098,652,645)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	246,398,061	(149,284,903)

Change in net assets	180,051,897	(203,029,075)

Net Assets:
Beginning of period	1,456,221,275	1,659,250,350

End of period (including undistributed net investment income of $459,355 and $1,930,131, respectively)	$1,636,273,172	$1,456,221,275

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For A Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$36.82	$37.83	$38.07	$39.90	$34.38	$30.66
Income From Investment Operations:
Net investment income	0.15	0.38	0.37	0.37	0.36	0.53
Net realized and unrealized gain on investments	1.00	1.53	3.64	5.38	9.54	5.84

TOTAL FROM INVESTMENT OPERATIONS	1.15	1.91	4.01	5.75	9.90	6.37

Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.36)	(0.36)	(0.38)	(0.51)
Distributions from net realized gain on investments	(2.72)	(2.55)	(3.89)	(7.22)	(4.00)	(2.14)

TOTAL DISTRIBUTIONS	(2.91)	(2.92)	(4.25)	(7.58)	(4.38)	(2.65)

Net Asset Value, End of Period	$35.06	$36.82	$37.83	$38.07	$39.90	$34.38

Total Return[2]	3.74%	5.49%	11.03%	16.40%	32.27%	22.08%

Ratios to Average Net Assets:

Expenses	0.99%[3]	0.94%	0.95%	0.96%	0.99%	0.99%

Net investment income	0.90%[3]	1.06%	0.98%	0.98%	0.99%	1.64%

Expense waiver/reimbursement[4]	0.06%[3]	0.10%	0.10%	0.11%	0.13%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,636,273	$1,456,221	$1,659,250	$1,448,819	$1,174,018	$830,545

Portfolio turnover	11%	26%	25%	41%	71%	55%

1 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies.

On April 28, 2000, the Fund acquired all the net assets of the WCT Equity Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's Shareholders. The acquisition was accomplished by a tax-free exchange as follows:

Shares of the Fund Issued	WCT Equity Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of WCT Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
648,927	$22,751,387	$4,704,126		$1,525,386,116	$22,751,387	$1,548,137,503

1 Unrealized appreciation is included in the WCT Equity Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at their market value as determined in good faith using methods approved by the Board of Trustee (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	15,979,042	23,795,026
Proceeds from shares issued in connection with the tax-free acquisition of assets from WCT Equity Fund	--	648,927
Shares issued to shareholders in payment of distributions declared	2,845,872	2,673,958
Shares redeemed	(11,703,492)	(31,426,490)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,121,422	(4,308,579)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will waive its adviser fee or reimburse the Fund for certain operating expenses in an amount, if any, by which the Fund's aggregate annual operating expenses, including its investment adviser fee but excluding interest, taxes, brokerage, commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1% of average daily net assets of the Fund.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $327,256,327 and $319,633,976, respectively.

Expense Reductions

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $5,104 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001 were as follows:

Purchases	$291,334,025

Sales	$171,204,644

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding''), as permitted by applicable rules. The Fund's "householding'' program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent'') if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household'' at least sixty (60) days before it begins "householding'' and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out'' of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313900102

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8083101 (6/01)